Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Components of Basic Earnings Per Share

(1) Basic earnings per share

	2019		2018		2017
		(In millions of Korean won, except per share data)
Profit attributable to owners of the Parent	~~W~~	39,876	~~W~~	31,443	~~W~~	13,319
Weighted average outstanding shares of common shares		6,948,900		6,948,900		6,948,900
Basic earnings per share	~~W~~	5,738	~~W~~	4,525	~~W~~	1,917